Capital management	9 Months Ended
Sep. 30, 2023
Capital management
Capital management

9.    Capital management

As of September 30, 2023 and December 31, 2022 total equity in percent of total assets was 43.3% and 43.2%, respectively, and debt and lease liabilities (including amounts directly associated with assets held for sale) in percent of total assets was 36.5% and 37.0%, respectively.

The Company’s financing structure and business model are reflected in the credit ratings. The Company is rated investment grade by Standard & Poor’s, Moody’s and Fitch. On February 24, 2023, Standard & Poor’s downgraded the Company’s corporate credit rating from BBB to BBB- and revised the outlook from stable to negative. On February 27, 2023, Moody’s confirmed the Company’s corporate credit rating and revised the outlook from stable to negative. On August 25, 2023, Fitch affirmed the Company’s corporate credit rating, removed the rating watch negative and assigned a negative outlook.

The Company’s current corporate credit ratings and outlooks from the credit rating agencies are provided in the table below:

Rating (1)

	Standard & Poor´s	Moody´s	Fitch

Corporate credit rating	BBB-	Baa3	BBB-
Outlook	negative	negative	negative

(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.